Average Annual Total Returns - FidelitySAIUSQualityIndexFund-PRO - FidelitySAIUSQualityIndexFund-PRO - Fidelity SAI U.S. Quality Index Fund	Sep. 28, 2024
Fidelity SAI U.S. Quality Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	29.62%
Past 5 years	17.13%
Since Inception	14.31%	[1]
Fidelity SAI U.S. Quality Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	28.86%
Past 5 years	15.12%
Since Inception	12.80%	[1]
Fidelity SAI U.S. Quality Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.03%
Past 5 years	13.34%
Since Inception	11.42%	[1]
IXYOZ
Average Annual Return:
Past 1 year	29.87%
Past 5 years	16.62%
IXYXM
Average Annual Return:
Past 1 year	29.87%
Past 5 years	17.18%
Since Inception	14.41%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	13.10%

[1]	A From October 8, 2015 .